Finance Result	12 Months Ended
Dec. 31, 2022
Finance Result
Finance Result

(26)    Finance Result

Details are as follows:

	Thousands of Euros
	Reference	31/12/2022	31/12/2021	31/12/2020
Finance income		33,859	11,551	8,021
Finance costs from Senior Unsecured Notes		(181,149)	(104,944)	(85,182)
Finance costs from senior debt	Note 20 (b)	(161,466)	(111,719)	(119,140)
Finance costs from other financial liabilities		(81,914)	—	—
Finance costs from sale of receivables	Note 14	(18,201)	(10,292)	(10,964)
Capitalized interest	Note 9	25,184	18,636	16,606
Finance lease expenses	Note 8	(45,198)	(35,786)	(35,205)
Other finance costs		(33,780)	(33,889)	(15,754)
Finance costs		(496,524)	(277,994)	(249,639)
Change in fair value of financial instruments		11,999	246	55,703
Exchange differences		7,725	(11,602)	8,246
Finance result		(442,941)	(277,799)	(177,669)

The finance costs from other financial liabilities heading for  2022 includes finance costs related to the interest on the funds received by GIC amounting 81,914 thousand (see note 20 (c)).

During 2022 the Group has capitalized interest at a rate of between 4.43% and 5.44% based on the financing received (between 3.71% and 4.15% during 2021).

“Change in fair value of financial instruments” at 31 December 2020 includes the difference between the contractual right value recognized at 31 December 2019 and the quoted value of SRAAS at 30 March 2020 for an amount of Euros 56,526 thousand (see note 10).